Expense Example, No Redemption - DWS GNMA Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 353
3 Years	520
5 Years	702
10 Years	1,226
Class T
Expense Example, No Redemption:
1 Year	330
3 Years	499
5 Years	683
10 Years	1,215
Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,878
Class R
Expense Example, No Redemption:
1 Year	118
3 Years	371
5 Years	643
10 Years	1,420
Class R6
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	591
INST Class
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	653
Class S
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689